Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income
Loans, including fees	$ 25,300	$ 22,760	$ 17,418	$ 16,450	$ 48,060	$ 33,868	$ 73,640	$ 73,170	$ 78,262
Taxable securities	9,419	9,802	6,572	5,358	19,221	11,930	29,616	17,537	13,288
Tax-exempt securities	1,409	1,458	2,464	2,426	2,867	4,890	8,940	9,907	8,737
Other interest income	988	308	88	18	1,296	106	437	206	710
Total interest income	37,116	34,328	26,542	24,252	71,444	50,794	112,633	100,820	100,997
Interest expense
Deposits	10,030	5,401	368	400	15,431	769	3,742	2,746	9,696
Borrowed funds	3,279	4,138	527	366	7,417	892	5,136	1,432	1,579
Other interest expense	15	15	16	15	30	31	63	39	6
Total interest expense	13,324	9,554	911	781	22,878	1,692	8,941	4,217	11,281
Net interest income	23,792	24,774	25,631	23,471	48,566	49,102	103,692	96,603	89,716
Provision for (recapture of) loan losses	214	515	(2,538)	(2,638)	729	(5,176)	(7,466)	(1,002)	12,648
Net interest income after credit loss expense	23,578	24,259	28,169	26,109	47,837	54,278	111,158	97,605	77,068
Non-interest income
Net gains (losses) on securities	(111)	0	0	104	(111)	104	(454)	(4)	1,944
Income from life insurance	571	560	542	537	1,131	1,079	2,656	2,325	2,303
Other non-interest income	1,119	682	831	536	1,801	1,367	2,721	3,440	4,606
Total non-interest income	4,625	4,214	4,496	4,115	8,839	8,611	17,087	17,251	19,004
Non-interest expense
Salaries and wages	9,922	9,494	9,617	9,529	19,416	19,146	39,438	37,099	33,377
Pensions and other employee benefits	2,406	2,468	1,901	2,039	4,874	3,940	7,700	7,621	7,568
Occupancy	1,545	1,457	1,609	1,546	3,002	3,155	5,621	6,444	6,003
Equipment rentals, depreciation and maintenance	1,457	1,339	1,383	1,379	2,796	2,762	5,768	5,481	4,935
Other operating	6,018	5,607	5,858	4,672	11,625	10,530	17,419	17,769	15,750
Total non-interest expense	21,348	20,365	20,368	19,165	41,713	39,533	75,946	74,414	67,633
Income before income taxes	6,855	8,108	12,297	11,059	14,963	23,356	52,299	40,442	28,439
Income tax expense	821	584	1,900	1,933	1,405	3,833	8,286	4,277	1,940
Net income	$ 6,034	$ 7,524	$ 10,397	$ 9,126	$ 13,558	$ 19,523	$ 44,013	$ 36,165	$ 26,499
Earnings per common share:
Basic EPS (in usd per share)	$ 0.81	$ 1.01	$ 1.40	$ 1.23	$ 1.82	$ 2.63	$ 5.93	$ 4.87	$ 3.56
Diluted EPS (in usd per share)	$ 0.80	$ 1.00	$ 1.39	$ 1.23	$ 1.80	$ 2.62	$ 5.89	$ 4.87	$ 3.55
Fiduciary and wealth management
Non-interest income
Revenue from contract with customer	$ 1,305	$ 1,337	$ 1,362	$ 1,305	$ 2,642	$ 2,667	$ 5,309	$ 5,162	$ 4,451
Service charges and fees
Non-interest income
Revenue from contract with customer	$ 1,741	$ 1,635	$ 1,761	$ 1,633	$ 3,376	$ 3,394	$ 6,855	$ 6,328	$ 5,700